Acquisitions (Tables) (Solid Concepts Inc. [Member])	9 Months Ended
Sep. 30, 2014
Solid Concepts Inc. [Member]
Acquisitions [Line Items]
Summary of the fair value of the consideration transferred to Solid Concepts stockholders for the Solid Concepts transaction
The following table summarizes the fair value of the consideration transferred to Solid Concepts stockholders for the Solid Concepts transaction (in thousands):

Issuance of ordinary shares	$97,869
Cash payments	40,780
Restricted payment	3,839
Deferred payments	44,525
Total fair value of consideration transferred	$187,013

Schedule of allocation of the purchase price to assets acquired and liabilities assumed
The allocation of the purchase price to assets acquired and liabilities assumed is as follows (in thousands):

Allocation of Purchase Price
Cash and cash equivalents	$3,225
Accounts receivable, net	8,793
Inventories	2,391
Other assets	1,506
Property, plant and equipment	14,975
Other intangible assets	37,606
Goodwill	126,372
Total assets acquired	194,868
Accounts payable	3,055
Accrued expenses and other current liabilities	4,281
Total liabilities assumed	7,336
Non controlling interest	519
Net assets acquired	$187,013

Schedule of allocation of the purchase price to the net assets acquired and liabilities assumed resulted in the recognition of the intangible assets
The allocation of the purchase price to the net assets acquired and liabilities assumed resulted in the recognition of the following intangible assets (in thousands):

	Amount	Weighted Average Life - Years
Customer relationships - additive manufacturing	21,578	6.5
Customer relationships - traditional	14,899	6.5
Total	$36,477

Schedule of supplemental pro forma combined results of operations
	Three months ended		Nine months ended
	September 30,		September 30,
	2014	2013	2014	2013
Net sales	$205,356	$142,010	$568,274	$375,985
Net loss attributable to Stratasys Ltd.	(18,203)	(12,347)	(15,590)	(56,459)
Net loss per ordinary share attributable to Stratasys Ltd.- basic and diluted	$(0.36)	$(0.29)	$(0.31)	$(1.39)

	Three months ended September 30, 2013	Nine months ended September 30, 2013
Net sales	$131,170	$363,161
Net loss attributable to Stratasys Ltd.	(6,108)	(27,165)
Net loss per ordinary share attributable to Stratasys Ltd.- basic and diluted	$(0.14)	$(0.63)

Schedule of adjustments for the supplemental pro forma combined results of operations

	Three months ended September 30,		Nine months ended September 30,
	2014	2013	2014	2013

Supplemental pro forma combined results of operations:
Adjustments due to amortization of intangibles	$69	$1,612	$2,893	$4,835
Adjsutments due to retention bonuses	(3,993)	9,986	5,086	29,959
Adjustments due to expenses related to business combination
(deal fees and other integration expenses)	(21,362)	(220)	(26,327)	19,369
Adjustments due to financial expenses related to Solid Concept's debts	(182)	(79)	(406)	(254)
Taxes related adjustments to the supplemental pro forma	8,883	(4,320)	5,519	(20,382)
	$(16,585)	$6,979	$(13,235)	$33,527

	Three months ended September 30, 2013	Nine months ended September 30, 2013

Increase in amortization of intangibles	$(3,779)	$(13,841)
Adjust performance bonus expenses	1,597	(5,001)
Adjust expenses related to business combination
(deal fees, inventory, interest and deferred revenues step-up)	3,069	8,508
Adjust taxes related to the adjustments to the supplemental pro forma	1,118	6,672
	$2,005	$(3,662)